Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost
Equity-based compensation expense is primarily recorded in “salaries and benefits expense” in our condensed consolidated statements of operations and comprehensive income (loss). The components of equity-based compensation expense for the three months ended March 31, 2019 and 2018 are presented below by award type (in thousands):

	Three Months Ended March 31,
	2019	2018
Equity-based compensation
Stock option amortization (1)	$2,151	$3,757
Director and other non-employee equity grants expense	7	40
Total equity-based compensation	$2,158	$3,797

Other equity-based compensation
REIT equity-based compensation (2)	$5,868	$9,292
	$8,026	$13,089

________

(1)
As of March 31, 2019, the Company had approximately $16.8 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 2.0 years. During the three months ended March 31, 2018, we recorded approximately $2.5 million of equity-based compensation expense related to accelerated vesting of stock options, in accordance with the terms of the awards, as a result of the death of an executive in March 2018.

(2)
REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. and Premier. During the three months ended March 31, 2019, $30,000 and $79,000 of equity based compensation expense related to REIT awards to the employees of Premier was included in “salaries and benefits” and “cost of revenues for project management”, respectively, on our condensed consolidated statements of operations. During the three months ended March 31, 2018, REIT equity-based compensation included $6.7 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the death of an executive in March 2018. See notes 2 and 15.

The components of equity-based compensation expense for the years ended December 31, 2018, 2017 and 2016 are presented below by award type (in thousands):

	Year Ended December 31,
	2018	2017	2016
Equity-based compensation
Stock option amortization (1)	$9,580	$7,535	$5,884
Director and other non-employee equity grants expense (2)	439	250	250
Pre-spin equity grants expense (3)	—	684	5,439
Total equity-based compensation	$10,019	$8,469	$11,573

Other equity-based compensation
REIT equity-based compensation (4)	$31,899	$9,394	12,243
	$41,918	$17,863	$23,816
________
(1) See Stock Options discussion below. As of December 31, 2018, the Company had approximately $11.1 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the year ended December 31, 2018, we recorded approximately $2.5 million of equity-based compensation expense related to accelerated vesting of stock options, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. During the years ended December 31, 2018, 2017 and 2016, stock option amortization included $10,000, $39,000 and $61,000 of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in general and administrative expense as the grants of stock are fully vested on the date of grant. See Restricted Stock discussion below.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date. As of December 31, 2017, these equity grants were fully vested. See Restricted Stock discussion below.
(4) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. During the year ended December 31, 2018, $47,000 and $126,000 of equity based compensation expense related to REIT awards to the employees of Premier was included in “salaries and benefits” and "cost of revenues for project management", respectively, on our consolidated statements of operations. During the year ended December 31, 2018, REIT equity-based compensation included $6.7 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. See notes 2 and 17.

Schedule of Stock Options, Valuation Assumptions
The weighted average assumptions used to value grant options are detailed below:

	Year Ended December 31,
	2018	2017	2016
Weighted-average grant date fair value	$38.93	$25.29	$22.91
Weighted average assumptions used:
Expected volatility	35.8%	34.9%	50.0%
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	2.7%	2.0%	1.5%
Expected dividend yield	—%	—%	—%

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value of In-the Money Options
	(In thousands)	(per share)	(In years)	(In thousands)
Outstanding, January 1, 2016	300	$85.97	6.95	$—
Granted	340	45.59	10.00	—
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	45.59	9.38	—
Outstanding, December 31, 2016	639	$64.53	7.70	$—
Granted	334	57.61	10.00	11,837
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	50.15	9.22	80
Outstanding, December 31, 2017	972	$62.17	7.67	$29,974
Granted	267	94.96	10.00	—
Exercised	—	45.59	7.53	3
Forfeited, canceled or expired	(3)	62.28	8.82	7
Outstanding, December 31, 2018	1,236	$69.26	7.21	$2,126
Options exercisable at December 31, 2018	411	$79.91	5.11	$255,359

Summary of Restricted Stock Activity
Restricted Stock—A summary of our restricted stock activity, as it relates to equity-based compensation, is as follows (shares in thousands):

	Year Ended December 31,
	2018		2017		2016
	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant
Outstanding at beginning of year	—	$—	1	$56.20	3	$56.20
Restricted shares granted (1)	6	73.02	5	52.89	5	45.09
Restricted shares vested	(6)	73.02	(6)	53.64	(7)	47.48
Restricted shares forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	—	$—	1	$56.20
________
(1) Equity-based compensation expense of $405,000, $250,000 and $250,000 was recognized in connection with stock grants of 6,000, 5,000 and 5,000 immediately vested restricted shares to our independent directors for the years ended December 31, 2018, 2017 and 2016, respectively. The restricted stock/units that vested during 2018 had a fair value of $405,000 at the date of vesting.